Form N-1A Supplement	May 28, 2026
Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 28, 2026 TO THE PROSPECTUSES
and statement of additional information
DATED February 27, 2026 OF:
Invesco MSCI Global Climate 500 ETF (KLMT)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Underlying Index”). MSCI Inc. (the “Index Provider”) has announced certain changes to the name and methodology of the Underlying Index, which are effective June 1, 2026. Accordingly, effective June 1, 2026, the Fund’s Prospectuses and Statement of Additional Information are revised as follows: